Related party transactions and Directors' remuneration (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 GBP (£) shares Employees £ / shares	Dec. 31, 2019 GBP (£) shares Employees	Dec. 31, 2018 GBP (£) Employees
Disclosure of transactions between related parties [line items]
Allowances for impairment recognised	£ 5,084,000,000	£ 2,028,000,000	£ 1,660,000,000
Number of employees (full time equivalent) | Employees	83,000	80,800	83,500
Accruing benefits under defined benefit scheme	£ 519,000,000	£ 501,000,000	£ 619,000,000
Pension defined benefit plans [member]
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	240,000,000	231,000,000	383,000,000
Pension defined benefit plans [member] | United Kingdom Retirement Fund (UKRF) [member] | UK [member]
Disclosure of transactions between related parties [line items]
Pension contributions paid to defined contributions schemes	748,000,000	1,231,000,000	741,000,000
Defined contribution plans [member]
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	£ 279,000,000	£ 270,000,000	£ 236,000,000
Others
Disclosure of transactions between related parties [line items]
Options to purchase shares held | shares	30,833,000	32,376,000
Sharesave
Disclosure of transactions between related parties [line items]
Options to purchase shares held | shares	11,677,049
Ordinary share capital
Disclosure of transactions between related parties [line items]
Par value per share | £ / shares	£ 0.25
Key Management Personnel and persons connected to them [member]
Disclosure of transactions between related parties [line items]
Allowances for impairment recognised	£ 0
Total commitments outstanding	900,000	£ 800,000
Advances and credits available	2,300,000	4,800,000
Directors [member]
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	0
Advances and credits available	100,000	300,000
Total value of guarantees entered into on behalf of Directors
Directors [member] | Defined contribution plans [member]
Disclosure of transactions between related parties [line items]
Pension contributions paid to defined contributions schemes	0
Notional amount	£ 0	£ 0
Directors and officers [member] | Ordinary share capital
Disclosure of transactions between related parties [line items]
Number of employees (full time equivalent) | Employees	26
Number of shares issued and fully paid | shares	27,470,067	22,789,126
Par value per share | £ / shares	£ 0.25
Percentage of ordinary share capital outstanding	0.16%
Directors and officers [member] | Ordinary share capital | Sharesave
Disclosure of transactions between related parties [line items]
Number of employees (full time equivalent) | Employees	16
Par value per share | £ / shares	£ 0.25
Options to purchase shares held | shares	78,495	40,428
Share price | £ / shares	£ 101
Pension funds [member]
Disclosure of transactions between related parties [line items]
Derivatives transacted	£ 13,000,000	£ 6,000,000